UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21064

                    ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH
                                   FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2006

                    Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--98.1%

Finance--23.2%
Banking - Money Center--7.5%
Banco Bilbao Vizcaya Argentaria, SA                        43,269    $   901,522
Credit Suisse Group                                        41,738      2,334,980
JPMorgan Chase & Co.                                       57,200      2,381,808
Standard Chartered Plc                                     46,601      1,157,467
UBS AG                                                     21,756      2,390,952
                                                                     -----------
                                                                       9,166,729
                                                                     -----------
Banking - Regional--1.0%
Allied Irish Banks Plc                                     26,181        622,913
China Construction Bank(a)                              1,288,000        599,864
                                                                     -----------
                                                                       1,222,777
                                                                     -----------
Brokerage & Money Management--3.5%
Franklin Resources, Inc.                                    8,400        791,616
Man Group Plc                                              14,745        630,151
Nomura Holdings, Inc.                                     124,900      2,766,900
                                                                     -----------
                                                                       4,188,667
                                                                     -----------
Insurance--5.1%
American International Group, Inc.                         35,900      2,372,631
Axis Capital Holdings Ltd.                                 12,700        379,730
Prudential Plc                                            113,771      1,315,896
QBE Insurance Group Ltd.                                   56,302        880,518
Swiss Reinsurance                                          17,207      1,199,144
                                                                     -----------
                                                                       6,147,919
                                                                     -----------
Mortgage Banking--1.4%
Fannie Mae                                                 32,900      1,691,060
                                                                     -----------
Miscellaneous--4.7%
Citigroup, Inc.                                            83,000      3,920,090
State Street Corp.                                         28,800      1,740,384
                                                                     -----------
                                                                       5,660,474
                                                                     -----------
                                                                      28,077,626
                                                                     -----------
Energy--15.1%
Domestic Producers--2.0%
Newfield Exploration Co.(b)                                14,200        594,980
Noble Energy, Inc.                                         42,920      1,885,046
                                                                     -----------
                                                                       2,480,026
                                                                     -----------
International--4.3%
China Petroleum & Chemical Corp.                          958,000        559,128
Lukoil Holdings (ADR)                                      12,315      1,024,608
Norsk Hydro ASA                                            10,238      1,416,299
Petroleo Brasilerio, SA (ADR)                              27,000      2,155,950
                                                                     -----------
                                                                       5,155,985
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Oil Service--8.8%
FMC Technologies, Inc.(b)                                  10,700    $   548,054
GlobalSantaFe Corp.                                        18,200      1,105,650
Halliburton Co.                                            52,400      3,826,248
Nabors Industries Ltd.(b)                                  28,500      2,040,030
Schlumberger Ltd.                                          24,800      3,138,936
                                                                     -----------
                                                                      10,658,918
                                                                     -----------
                                                                      18,294,929
                                                                     -----------
Health Care--13.4%
Biotechnology--2.0%
Amgen, Inc.(b)                                              5,375        391,031
Genentech, Inc.(b)                                         12,810      1,082,573
Gilead Sciences, Inc.(b)                                   11,700        727,974
Medimmune, Inc.(b)                                          5,200        190,216
                                                                     -----------
                                                                       2,391,794
                                                                     -----------
Drugs--6.1%
Allergan, Inc.                                              5,375        583,187
AstraZeneca Plc (ADR)                                       3,905        196,148
Cephalon, Inc.(b)                                           2,970        178,942
Eli Lilly & Co.                                             7,400        409,220
Forest Laboratories, Inc.(b)                                7,450        332,493
Merck & Co., Inc.                                          25,300        891,319
Novartis AG                                                13,939        773,421
Ranbaxy Laboratories Ltd. (GDR)                            11,535        111,908
Roche Holding AG- Genusschin                                7,716      1,146,701
Sanofi-Aventis, SA                                          7,641        724,585
Shionogi & Co., Ltd.                                       26,000        426,415
Takeda Pharmaceutical Co., Ltd.                             6,500        369,751
Teva Pharmaceutical Industries Ltd. (ADR)                  21,200        873,016
Wyeth                                                       8,600        417,272
                                                                      ----------
                                                                       7,434,378
                                                                      ----------
Medical Products--2.1%
Alcon, Inc.                                                 8,850        922,701
Bausch & Lomb, Inc.                                         3,900        248,430
Nobel Biocare Holding AG                                    2,543        566,630
St. Jude Medical, Inc.(b)                                  12,590        516,190
Zimmer Holdings, Inc.(b)                                    4,450        300,820
                                                                     -----------
                                                                       2,554,771
                                                                     -----------
Medical Services--3.2%
Caremark Rx, Inc.                                           7,550        371,309
Medco Health Solutions, Inc.(b)                             4,300        246,046
UnitedHealth Group, Inc.                                   25,650      1,432,809
WellPoint, Inc.(b)                                         23,850      1,846,705
                                                                     -----------
                                                                       3,896,869
                                                                     -----------
                                                                      16,277,812
                                                                      ----------
Technology--12.3%
Communication Equipment--2.3%
Cisco Systems, Inc.(b)                                     28,200        611,094
Corning, Inc.(b)                                           10,200        274,482
Juniper Networks, Inc.(b)                                  12,500        239,000
Motorola, Inc.                                             22,200        508,602
QUALCOMM, Inc.                                             17,900        905,919
Telefonaktiebolaget LM Ericsson                            64,892        245,140
                                                                     -----------
                                                                       2,784,237
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Communication Services--0.1%
Comstar United Telesystems (GDR)(a)(b)                     24,279     $  177,237
                                                                      ----------
Computer Hardware/Storage--2.1%
Apple Computer, Inc.                                       10,700        671,104
EMC Corp.(b)                                               32,700        445,701
International Business Machines Corp. (IBM)                 9,200        758,724
NEC Corp.                                                  60,000        422,018
Sun Microsystems, Inc.(b)                                  42,100        215,973
                                                                      ----------
                                                                       2,513,520
                                                                      ----------
Computer Peripherals--0.2%
QLogic Corp.(b)                                            11,600        224,460
                                                                      ----------
Computer Services--0.7%
CapGemini, SA                                               5,336        289,987
Fiserv, Inc.(b)                                             6,100        259,555
Infosys Technologies Ltd. (ADR)                             3,200        249,152
                                                                      ----------
                                                                         798,694
                                                                      ----------
Contract Manufacturing--0.2%
Hon Hai Precision Industry Co., Ltd. (GDR)(a)              16,938        209,808
                                                                      ----------
Electronic Components--0.1%
LG.Philips LCD Co., Ltd. (ADR)(b)                           6,600        149,820
                                                                      ----------
Internet Infrastructure--0.2%
Fastweb(b)                                                  4,323        220,253
                                                                      ----------
Internet Media--1.0%
Google, Inc. Cl. A(b)                                       2,200        858,000
Yahoo!, Inc.(b)                                            11,000        354,860
                                                                      ----------
                                                                       1,212,860
                                                                      ----------
Semiconductor Capital Equipment--0.4%
Applied Materials, Inc.                                     5,300         92,803
ASML Holdings NV(b)                                        10,403        211,738
KLA-Tencor Corp.                                            4,400        212,784
                                                                      ----------
                                                                         517,325
                                                                      ----------
Semiconductor Components--1.5%
Advanced Micro Devices, Inc.(b)                             9,800        324,968
Broadcom Corp.(b)                                          16,350        705,666
Marvell Technology Group Ltd.(b)                            5,720        309,452
Samsung Electronics Co., Ltd.                                 481        310,563
Silicon Laboratories Inc.(b)                                  200         10,990
Taiwan Semiconductor Manufacturing Co., Ltd.  (ADR)        19,431        195,476
                                                                      ----------
                                                                       1,857,115
                                                                      ----------
Software--2.1%
Adobe Systems, Inc.                                         5,000        174,600
BEA Systems, Inc.(b)                                       12,200        160,186
Business Objects, SA(b)                                     5,397        196,612
Microsoft Corp.                                            45,600      1,240,776
SAP AG                                                      3,475        754,625
                                                                      ----------
                                                                       2,526,799
                                                                      ----------
Miscellaneous--1.4%
Canon, Inc.                                                 9,600        633,548
Hoya Corp.                                                 13,300        535,558

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Keyence Corp.                                               1,990    $   516,651
                                                                     -----------
                                                                       1,685,757
                                                                     -----------
                                                                      14,877,885
                                                                     -----------
Consumer Services--7.5%
Advertising--0.6%
WPP Group Plc                                              58,119        695,587
                                                                     -----------
Airlines--0.2%
Continental Airlines, Inc. Cl. B(b)                         8,400        225,960
                                                                     -----------
Broadcasting & Cable--0.8%
Time Warner, Inc.                                          61,500      1,032,585
                                                                     -----------
Cellular Communications--0.6%
America Movil, SA de CV Series L (ADR)                     17,500        599,550
Orascom Telecom Holding SAE (GDR)(a)                        1,969        107,821
                                                                     -----------
                                                                         707,371
                                                                     -----------
Entertainment & Leisure--0.6%
Greek Organization of Football Prognosics, SA              18,500        707,285
                                                                     -----------
Restaurant & Lodging--1.6%
McDonald's Corp.                                           21,100        724,996
Accor, SA                                                  12,453        716,592
Hilton Hotels Corp.                                        19,500        496,470
                                                                     -----------
                                                                       1,213,062
                                                                     -----------
Retail - General Merchandise--3.1%
eBay, Inc.(a)                                               5,100        199,206
Lowe's Cos., Inc.                                          17,440      1,123,834
Target Corp.                                               12,900        670,929
The GAP, Inc.                                              17,300        323,164
The Home Depot, Inc.                                       22,900        968,670
The Williams-Sonoma, Inc.                                  12,100        513,040
                                                                     -----------
                                                                       3,798,843
                                                                     -----------
                                                                       9,346,902
                                                                     -----------
Basic Industry--5.7%
Chemicals--2.0%
Air Products and Chemicals, Inc.                           24,700      1,659,593
Hitachi Chemical Co., Ltd.                                 26,400        758,217
                                                                     -----------
                                                                       2,417,810
                                                                     -----------
Mining & Metals--3.7%
Aluminum Corp. of China, Ltd.                             928,000        975,216
China Shenhua Energy Co., Ltd. Cl. H                      750,500      1,318,258
Posco                                                       5,467      1,403,519
Rio Tinto Plc                                              16,432        842,801
                                                                     -----------
                                                                       4,539,794
                                                                     -----------
                                                                       6,957,604
                                                                     -----------
Consumer Staples--5.9%
Beverages--0.6%
Companhia de Bebidas das Americas (ADR)(b)                    500         21,480
Pernod-Ricard, SA                                             484         92,613

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
SABMiller Plc                                              31,228     $  615,234
                                                                      ----------
                                                                         729,327
                                                                      ----------
Food--2.2%
Kellogg Co.                                                14,100        620,964
Nestle, SA                                                  4,490      1,329,540
WM. Wrigley Jr., Co.                                       10,900        697,600
                                                                      ----------
                                                                       2,648,104
                                                                      ----------
Household Products--2.1%
Colgate-Palmolive Co.                                      11,700        668,070
The Procter & Gamble Co.                                   33,220      1,914,136
                                                                      ----------
                                                                       2,582,206
                                                                      ----------
Restaurant & Lodging--0.2%
Punch Taverns Plc                                          16,513        241,213
                                                                      ----------
Retail - Food & Drug--0.4%
Walgreen Co.                                               12,500        539,125
                                                                      ----------
Tobacco--0.3%
British American Tobacco Plc                               17,348        419,692
                                                                      ----------
                                                                       7,159,667
                                                                      ---------
Consumer Manufacturing--5.3%
Appliances--0.1%
Sony Corp.                                                  2,600        119,778
                                                                      ----------
Auto & Related--2.4%
Bridgestone Corp.                                          18,000        375,191
Denso Corp.                                                19,800        782,660
Toyota Motor Corp.                                         31,300      1,704,259
                                                                      ----------
                                                                       2,862,110
                                                                      ----------
Building & Related--2.8%
American Standard Co., Inc.                                16,580        710,619
CRH Plc                                                    19,767        690,479
Pulte Homes, Inc.                                          10,300        395,726
Rinker Group Ltd.                                          48,502        683,652
Vinci, SA                                                   7,509        738,878
Vinci SA - Rights, expiring 4/12/06                         7,509         16,107
Building Materials Holding Corp.                            5,200        185,328
                                                                      ----------
                                                                       3,420,789
                                                                      ----------
                                                                       6,402,677
                                                                      ----------
Capital Goods--4.1%
Electrical Equipment--1.4%
Atlas Copco AB                                             23,707        665,971
Emerson Electric Co.                                       11,700        978,471
                                                                      ----------
                                                                       1,644,442
                                                                      ----------

Miscellaneous--2.7%
General Electric Co.                                       58,380      2,030,456
Nitto Denko Corp.                                           1,900        161,141

                                                      Shares or
                                                      Principal
Company                                              Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
United Technologies Corp.                                19,500     $  1,130,415
                                                                    ------------
                                                                       3,322,012
                                                                    ------------
                                                                       4,966,454
                                                                    ------------
Aerospace & Defense--2.5%
Aerospace--2.5%
BAE Systems Plc                                         111,771          814,863
European Aeronautic Defence & Space Co.                  15,491          650,799
General Dynamics Corp.                                    9,800          627,004
The Boeing Co.                                           11,400          888,402
                                                                    ------------
                                                                       2,981,068
                                                                    ------------
Multi-Industry Companies--1.6%
Danaher Corp.                                            11,390          723,835
Mitsubishi Corp.                                         16,000          364,812
Mitsui & Co., Ltd.                                       60,000          866,574
                                                                    ------------
                                                                       1,955,221
                                                                    ------------
Utilities--0.9%
Electric & Gas Utility--0.7%
Datang International Power Generation Co., Ltd.         202,300          127,446
Gaz de France                                            21,434          772,898
                                                                    ------------
                                                                         900,344
                                                                    ------------
Telephone Utility--0.1%
Telekom Austria AG                                        6,710          157,961
                                                                    ------------
Miscellaneous--0.1%
Suez, SA                                                  1,974           77,578
                                                                    ------------
                                                                       1,135,883
                                                                    ------------
Transportation--0.6%
Air Freight--0.6%
United Parcel Service, Inc., Cl. B                        9,400          746,172
                                                                    ------------
Total Common Stocks
   (cost $101,890,972)                                               118,938,687
                                                                    ------------

SHORT-TERM INVESTMENT--1.9%
Time Deposit--1.9%
The Bank of New York
   3.75% 04/03/06
   (cost $2,312,000)                                   $  2,312        2,312,000
                                                                    ------------
Total Investments--100%
   (cost $104,202,972)                                               121,250,687
Other assets less liabilities--0.0%                                        9,094
                                                                    ------------

Net Assets--100%                                                    $121,259,781
                                                                    ------------

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31,2006, the aggregate market value of these securities amounted to $1,094,730 or 0.9 % of net assets.

(b)  Non-income producing security.

Glossary of Terms:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

COUNTRY BREAKDOWN*
March 31, 2006 (unaudited)

COUNTRY                                                    PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
United States                                                  51.4%
Japan                                                           8.9
Switzerland                                                     8.8
United Kingdom                                                  5.7
France                                                          3.5
Netherlands                                                     2.8
Bermuda                                                         2.2
China                                                           2.0
Brazil                                                          1.8
South Korea                                                     1.5
Australia                                                       1.3
Norway                                                          1.2
Ireland                                                         1.1
Russia                                                          1.0
Other                                                           6.8
                                                              -----
Total Investments                                             100.0

* All data are as of March 31, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 1% weightings in the following countries: Austria, Cayman Islands, Egypt, Germany, Greece, Hong Kong, India, Israel, Italy, Mexico, Spain, Sweden and Taiwan.

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ------------------------------------------------------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Global Research Growth Fund, Inc.)


By: /s/ Marc O. Mayer
    --------------------------------------
    Marc O. Mayer
    President

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    --------------------------------------
    Marc O. Mayer
    President

Date: May 25, 2006


By: /s/ Mark D. Gersten
    --------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: May 25, 2006